Revenues from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of disaggregated revenue information

Revenues, as presented in the unaudited Consolidated Interim Income Statement and in the Segment Reporting (see Note 3), include both revenues from contracts with customers and other revenues, which are out of the scope of IFRS 15:

Six months ended June 30, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	31,772	—	1,849	13,429	47,050
Miscellaneous revenues	—	—	—	451	451
Revenues	31,772	—	1,849	13,880	47,502

Six months ended June 30, 2022 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	29,552	93,181	956	(30,830)	92,859
Miscellaneous revenues	—	—	—	365	365
Revenues	29,552	93,181	956	(30,465)	93,224

Schedule of type of goods or service

Type of goods or service

Six months ended June 30, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	25,394	—	—	—	25,394
DUKORAL	428	—	—	—	428
Third party products	5,950	—	—	—	5,950
Lyme VLA15	—	—	—	5,616	5,616
Chikungunya VLA1553	—	—	1,849	—	1,849
Services related to clinical trial material	—	—	—	5,727	5,727
Others	—	—	—	2,085	2,085
Revenues from contracts with customers	31,772	—	1,849	13,429	47,050

Six months ended June 30, 2022 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	12,283	—	—	—	12,283
DUKORAL	5,766	—	—	—	5,766
Third party products	11,503	—	—	—	11,503
COVID VLA2001	—	93,181	—	—	93,181
Chikungunya VLA1553	—	—	956	—	956
Lyme VLA15	—	—	—	(36,107)	(36,107)
Services related to clinical trial material	—	—	—	2,490	2,490
Others	—	—	—	2,786	2,786
Revenues from contracts with customers	29,552	93,181	956	(30,830)	92,859

Schedule of commercialized products

Commercialized products are sold via the following sales channels:

	Six months ended June 30,
€ in thousand	2022	2021
Direct product sales	25,302	30,663
Indirect product sales	4,250	1,110
Total product sales	29,552	31,772